Annual Total Returns[BarChart] - Artisan International Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.26%)	25.39%	25.18%	(0.97%)	(3.85%)	(9.66%)	31.02%	(10.86%)	29.20%	7.56%